UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    D.B. Zwirn & Co., L.P.
Address: 745 Fifth Avenue, 18th Floor

         New York, New York  10151

13F File Number:  28-11291

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Lawrence Cutler
Title:     Officer
Phone:     (646) 720-9100

Signature, Place, and Date of Signing:

     Lawrence Cutler     New York, New York     November 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     17

Form13F Information Table Value Total:     $284,416 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABITIBIBOWATER INC             COM              003687100     1445   373500 SH  PUT  SOLE                   373500        0        0
AES CORP                       COM              00130H105     1169   100000 SH  PUT  SOLE                   100000        0        0
AMERICAN TOWER CORP            CL A             029912201    27337   760000 SH  PUT  SOLE                   760000        0        0
AMERISOURCEBERGEN CORP         COM              03073E105   124825  3315400 SH  PUT  SOLE                  3315400        0        0
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109     6240   248000 SH  PUT  SOLE                   248000        0        0
CEPHALON INC                   COM              156708109    19373   250000 SH  PUT  SOLE                   250000        0        0
DISH NETWORK CORP              CL A             25470M109    19364   922100 SH  PUT  SOLE                   922100        0        0
GENERAL MTRS CORP              COM              370442105     4993   528400 SH  PUT  SOLE                   528400        0        0
JOHNSON OUTDOORS INC           CL A             479167108     5270   418280 SH       SOLE                   418280        0        0
KANSAS CITY SOUTHERN           COM NEW          485170302    10052   226600 SH  PUT  SOLE                   226600        0        0
KB HOME                        COM              48666K109    14760   750000 SH  PUT  SOLE                   750000        0        0
KRAFT FOODS INC                CL A             50075N104     9327   284800 SH  PUT  SOLE                   284800        0        0
LEAR CORP                      COM              521865105     1575   150000 SH  PUT  SOLE                   150000        0        0
MERIX CORP                     NOTE 4.000% 5/1  590049AB8      442  5250000 SH       SOLE                  5250000        0        0
NAVISTAR INTL CORP NEW         COM              63934E108    34973   645500 SH  PUT  SOLE                   645500        0        0
SAKS INC                       COM              79377W108     2309   249600 SH  PUT  SOLE                   249600        0        0
VERIZON COMMUNICATIONS INC     COM              92343V104      962    29978 SH       SOLE                    29978        0        0